Accounting Changes (Details 3) $ in Millions	Jan. 02, 2018 CLP ($)
Disclosure of financial assets [line items]
Assets before allowances	$ 27,617,680
ECL allowance	888,091
Net Assets	26,729,589
Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	24,570,691
ECL allowance	167,125
Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,565,462
ECL allowance	126,107
Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,481,527
ECL allowance	594,859
Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	13,963,093
ECL allowance	482,713
Net Assets	13,480,380
Commercial Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	12,401,069
ECL allowance	79,811
Commercial Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	838,533
ECL allowance	51,323
Commercial Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	723,491
ECL allowance	351,579
Commercial Loans [Member] | Interbank Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	162,685
ECL allowance	13
Net Assets	162,672
Commercial Loans [Member] | Interbank Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	162,685
ECL allowance	13
Commercial Loans [Member] | Interbank Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances
ECL allowance
Commercial Loans [Member] | Interbank Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances
ECL allowance
Commercial Loans [Member] | Commercial Loans Portfolio [Member]
Disclosure of financial assets [line items]
Assets before allowances	9,882,422
ECL allowance	339,957
Net Assets	9,542,465
Commercial Loans [Member] | Commercial Loans Portfolio [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	8,743,179
ECL allowance	56,546
Commercial Loans [Member] | Commercial Loans Portfolio [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	595,436
ECL allowance	36,541
Commercial Loans [Member] | Commercial Loans Portfolio [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	543,807
ECL allowance	246,870
Commercial Loans [Member] | Foreign Trade Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,574,513
ECL allowance	39,212
Net Assets	1,535,301
Commercial Loans [Member] | Foreign Trade Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,464,059
ECL allowance	4,883
Commercial Loans [Member] | Foreign Trade Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	56,110
ECL allowance	849
Commercial Loans [Member] | Foreign Trade Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	54,344
ECL allowance	33,480
Commercial Loans [Member] | Checking Accounts Debtors [Member]
Disclosure of financial assets [line items]
Assets before allowances	195,696
ECL allowance	12,098
Net Assets	183,598
Commercial Loans [Member] | Checking Accounts Debtors [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	173,738
ECL allowance	2,302
Commercial Loans [Member] | Checking Accounts Debtors [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	8,005
ECL allowance	411
Commercial Loans [Member] | Checking Accounts Debtors [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	13,953
ECL allowance	9,385
Commercial Loans [Member] | Factoring Transactions [Member]
Disclosure of financial assets [line items]
Assets before allowances	449,890
ECL allowance	4,294
Net Assets	445,596
Commercial Loans [Member] | Factoring Transactions [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	441,014
ECL allowance	837
Commercial Loans [Member] | Factoring Transactions [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	4,035
ECL allowance	91
Commercial Loans [Member] | Factoring Transactions [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	4,841
ECL allowance	3,366
Commercial Loans [Member] | Student Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	88,290
ECL allowance	12,065
Net Assets	76,225
Commercial Loans [Member] | Student Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	70,984
ECL allowance	3,644
Commercial Loans [Member] | Student Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	7,402
ECL allowance	2,329
Commercial Loans [Member] | Student Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	9,904
ECL allowance	6,092
Commercial Loans [Member] | Leasing Transactions [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,457,004
ECL allowance	46,334
Net Assets	1,410,670
Commercial Loans [Member] | Leasing Transactions [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,235,103
ECL allowance	8,946
Commercial Loans [Member] | Leasing Transactions [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	161,882
ECL allowance	9,553
Commercial Loans [Member] | Leasing Transactions [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	60,019
ECL allowance	27,835
Commercial Loans [Member] | Other Loans And Account Receivable [Member]
Disclosure of financial assets [line items]
Assets before allowances	152,593
ECL allowance	28,740
Net Assets	123,853
Commercial Loans [Member] | Other Loans And Account Receivable [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	110,307
ECL allowance	2,640
Commercial Loans [Member] | Other Loans And Account Receivable [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	5,663
ECL allowance	1,549
Commercial Loans [Member] | Other Loans And Account Receivable [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	36,623
ECL allowance	24,551
Mortgages [Member]
Disclosure of financial assets [line items]
Assets before allowances	9,096,895
ECL allowance	108,019
Net Assets	8,988,876
Mortgages [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	8,191,229
ECL allowance	14,602
Mortgages [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	469,349
ECL allowance	20,227
Mortgages [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	436,317
ECL allowance	73,190
Mortgages [Member] | Loans With Mortgage Finance Bonds [Member]
Disclosure of financial assets [line items]
Assets before allowances	24,060
ECL allowance	248
Net Assets	23,812
Mortgages [Member] | Loans With Mortgage Finance Bonds [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	21,529
ECL allowance	25
Mortgages [Member] | Loans With Mortgage Finance Bonds [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,230
ECL allowance	51
Mortgages [Member] | Loans With Mortgage Finance Bonds [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,301
ECL allowance	172
Mortgages [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	115,078
ECL allowance	871
Net Assets	114,207
Mortgages [Member] | Endorsable Mortgage Mutual Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	107,900
ECL allowance	100
Mortgages [Member] | Endorsable Mortgage Mutual Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	2,973
ECL allowance	143
Mortgages [Member] | Endorsable Mortgage Mutual Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	4,205
ECL allowance	628
Mortgages [Member] | Other Mortgage Mutual Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	8,957,757
ECL allowance	106,900
Net Assets	8,850,857
Mortgages [Member] | Other Mortgage Mutual Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	8,061,800
ECL allowance	14,477
Mortgages [Member] | Other Mortgage Mutual Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	465,146
ECL allowance	20,033
Mortgages [Member] | Other Mortgage Mutual Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	430,811
ECL allowance	72,390
Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	4,557,692
ECL allowance	297,359
Net Assets	4,260,333
Consumer Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	3,978,393
ECL allowance	72,712
Consumer Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	257,580
ECL allowance	54,557
Consumer Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	321,719
ECL allowance	170,090
Consumer Loans [Member] | Leasing Transactions [Member]
Disclosure of financial assets [line items]
Assets before allowances	4,715
ECL allowance	1,110
Net Assets	3,605
Consumer Loans [Member] | Leasing Transactions [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	4,627
ECL allowance	1,013
Consumer Loans [Member] | Leasing Transactions [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	47
ECL allowance	23
Consumer Loans [Member] | Leasing Transactions [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	41
ECL allowance	74
Consumer Loans [Member] | Installment Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	2,910,742
ECL allowance	255,849
Net Assets	2,654,893
Consumer Loans [Member] | Installment Consumer Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	2,378,614
ECL allowance	51,172
Consumer Loans [Member] | Installment Consumer Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	234,044
ECL allowance	46,866
Consumer Loans [Member] | Installment Consumer Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	298,084
ECL allowance	157,811
Consumer Loans [Member] | Credit Card Balances [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,364,980
ECL allowance	40,058
Net Assets	1,324,922
Consumer Loans [Member] | Credit Card Balances [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,324,742
ECL allowance	20,443
Consumer Loans [Member] | Credit Card Balances [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	20,916
ECL allowance	7,633
Consumer Loans [Member] | Credit Card Balances [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	19,322
ECL allowance	11,982
Consumer Loans [Member] | Other Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	277,255
ECL allowance	342
Net Assets	276,913
Consumer Loans [Member] | Other Consumer Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	270,410
ECL allowance	84
Consumer Loans [Member] | Other Consumer Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	2,573
ECL allowance	35
Consumer Loans [Member] | Other Consumer Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	4,272
ECL allowance	$ 223